SEASONS SERIES TRUST

Supplement to the Summary Prospectus dated July 28, 2011

(as supplemented January 10, 2012)

Effective June 30, 2012.

Allocation Moderate Growth Portfolio (the “Managed Allocation Portfolio”). In the Portfolio Summary, in the Investment Adviser sections, with regard to Ibbotson Associates, Inc. (“Ibbotson”) all reference to Peng Chen, Ph.D., CFA is deleted in its entirety and supplemented with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Brian Huckstep, CFA	2012	Portfolio Manager

Date:    June 29, 2012